SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2013
Basis of presentation
Exchange rate	6.0537
Minimum
Term deposits
Original maturity period of term deposits	3 months
Maximum
Term deposits
Original maturity period of term deposits	12 months